INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Carried forward Indefinite	$ 10,066,250
Canada [Member]
IfrsStatementLineItems [Line Items]
Non-capital losses	$ 6,746,659
Non-capital losses expiration year description	expire between 2039 and 2042
Barbados [Member]
IfrsStatementLineItems [Line Items]
Non-capital losses	$ 1,349,090
Non-capital losses expiration year description	2029
Botswana country [member] | Indefinite [Member]
IfrsStatementLineItems [Line Items]
Carried forward Indefinite	$ 1,970,501